EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015 [2]	Dec. 31, 2014
Result attributable to equity owners of the Company
Atento's Profit/(loss) attributable to equity owners of the parent from continuing operations (in thousands of U.S. dollars)	[1]	$ (13,568)		$ 3,357		$ 52,230
Atento's Loss attributable to equity owners of the parent from discontinued operations (in thousands of U.S. dollars)	[1]	$ 0	[3]	$ (3,206)	[3]	$ (3,082)
Weigthed average number of ordinary shares		73,909,056,000		73,816,933,000		73,648,760,000
Basic earnings (loss) per share from continuing operations		$ (0.18)		$ 0.05		$ 0.71
Basic loss per share from discontinued operations (in U.S. dollars)		$ 0		$ (0.04)		$ (0.04)
Potential Increase Decrease In Shares Related To Sharebased Compensation Plan		0		272,791		1,026,207
Adjusted weighted average number of ordinary shares outstanding		73,909,056,000		74,089,724,000		74,674,967,000
Diluted (loss)/earnings per share from continuing operations (in U.S. dollars)		$ (0.18)		$ 0.05		$ 0.7
Diluted loss per share from discontinued operations (in U.S. dollars)		$ 0		$ (0.04)		$ (0.04)
Potential ordinary shares relating to stock option plan oustanding							1,090,060

[1]

(1) A s of December 31, 2017 , potential ordinary shares of 1,090,060 , relating to the stock option plan were excluded from the calculation of diluted lo ss per share as the loss in 2017 is anti-dilutive .

[2]	(*) E xclude discontinued operations – Mo roc c o.
[3]	(**) Discontinued operations did not generate any income tax expense.